VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
May 31, 2011
Valuation And Qualifying Accounts Abstract
Schedule Of Valuation And Qualifying Accounts Disclosure Text Block
											SCHEDULE II
RPM International Inc. and Subsidiaries
Valuation And Qualifying Accounts and Reserves

			Additions		Acquisitions
			Charged to		(Disposals)
	Balance at		Selling,		of Businesses					Impact of		Balance at
	Beginning		General and		and		(Deductions)		Deconsolidation			End
(In thousands)	of Period		Administrative	Reclassifications			Additions			(4)		of Period
Year Ended May 31, 2011
Current:
Allowance for doubtful accounts	$20,525		$10,916	$			$(3,844)	(1)	$			$27,597
Accrued product liability reserves	$47,811		$(1,430)		$(2,525)		$(5,915)	(2)	$			$37,941
Accrued loss reserves	$3,084		$2,504	$			$(1,231)	(2)	$			$4,357
Noncurrent:
Accrued product liability	$4,331		$(57)	$			$(1,369)	(2)	$			$2,905
Environmental reserves	$4,408		$115	$			$170	(2)	$			$4,693
Year Ended May 31, 2010
Current:
Allowance for doubtful accounts	$22,934		$9,053		$-		$(8,581)	(1)		$(2,881)	(4)	$20,525
Accrued product liability reserves	$51,453		$12,714		$-		$(10,709)	(2)		$(5,647)	(4)	$47,811
Accrued loss reserves	$6,947		$65		$(564)	(3)	$(3,215)	(2)		$(149)	(4)	$3,084
Asbestos-related liabilities	$65,000	$			$(45,000)	(3)	$-			$(20,000)	(4)	$-
Noncurrent:
Accrued product liability	$7,067		$348		$-		$(3,084)	(2)		$-		$4,331
Environmental reserves	$3,846		$3,193		$564	(3)	$(2,080)	(2)		$(1,115)	(4)	$4,408
Asbestos-related liabilities	$425,328		$-		$45,000	(3)	$(92,621)	(2)		$(377,707)	(4)	$-
Year Ended May 31, 2009
Current:
Allowance for doubtful accounts	$24,554		$7,465		$-		$(9,085)	(1)		$-		$22,934
Accrued product liability reserves	$56,500		$4,432		$-		$(9,479)	(2)		$-		$51,453
Accrued loss reserves	$7,426		$(2,726)		$3,118	(3)	$(871)	(2)		$-		$6,947
Asbestos-related liabilities	$65,000		$-		$69,417	(3)	$(69,417)	(2)		$-		$65,000
Noncurrent:
Accrued product liability	$8,518		$797		$-		$(2,248)	(2)		$-		$7,067
Environmental reserves	$5,455		$375		$(3,118)	(3)	$1,134	(2)		$-		$3,846
Asbestos-related liabilities	$494,745		$-		$(69,417)	(3)	$-			$-		$425,328
(1) Uncollectible accounts written off, net of recoveries
(2) Primarily claims paid during the year, net of insurance contributions
(3) Primarily transfers between current and noncurrent
(4) Reflects the impact of the deconsolidation of SPHC as of May 31, 2010. Refer to Note A(2) and Note I to the Consolidated Financial Statements for the
fiscal year ended May 31, 2011 for further information.